Shareholders' Deficit (Details 5) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
0.11 to 0.20 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Prices	$ 0.20
0.11 to 0.20 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Prices	0.11
0.08 to 0.20 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Prices	0.20
0.08 to 0.20 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Prices	0.08
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants/Options Outstanding, Number Outstanding		2,349,996
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)		8 years 7 months 6 days
Warrants/Options Outstanding, Weighted-Average Exercise Price		$ 0.12
Warrants/Options Exercisable, Number Exercisable		575,000
Warrants/Options Exercisable, Weighted Average Exercise Price		$ 0.09
Stock options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Prices		0.20
Stock options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Prices		0.08
Stock options [Member] | - to 0.10 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Prices	$ 0.10
Warrants/Options Outstanding, Number Outstanding	1,733,000
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	7 years 7 months 6 days
Warrants/Options Outstanding, Weighted-Average Exercise Price	$ 0.08
Warrants/Options Exercisable, Number Exercisable	783,000
Warrants/Options Exercisable, Weighted Average Exercise Price	$ 0.08
Stock options [Member] | 0.11 to 0.20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants/Options Outstanding, Number Outstanding	774,996
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	8 years 6 months
Warrants/Options Outstanding, Weighted-Average Exercise Price	$ 0.20
Warrants/Options Exercisable, Number Exercisable	53,000
Warrants/Options Exercisable, Weighted Average Exercise Price	$ 0.19
Stock options [Member] | 0.08 to 0.20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants/Options Outstanding, Number Outstanding	2,507,996
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	7 years 10 months 25 days
Warrants/Options Outstanding, Weighted-Average Exercise Price	$ 0.12
Warrants/Options Exercisable, Number Exercisable	836,000
Warrants/Options Exercisable, Weighted Average Exercise Price	$ 0.09
Stock options [Member] | Exercise Prices 0.08 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Prices		$ 0.08
Warrants/Options Outstanding, Number Outstanding		1,600,000
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)		8 years 6 months
Warrants/Options Outstanding, Weighted-Average Exercise Price		$ 0.08
Warrants/Options Exercisable, Number Exercisable		525,000
Warrants/Options Exercisable, Weighted Average Exercise Price		$ 0.08
Stock options [Member] | Exercise Prices 0.20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Prices		$ 0.20
Warrants/Options Outstanding, Number Outstanding		749,996
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)		8 years 10 months 25 days
Warrants/Options Outstanding, Weighted-Average Exercise Price		$ 0.20
Warrants/Options Exercisable, Number Exercisable		50,000
Warrants/Options Exercisable, Weighted Average Exercise Price		$ 0.20